Goodwill and Intangible Assets (Detail Textuals) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Amortization of intangible assets		$ 1,486,000	$ 515,000
Effect of foreign currency translation on goodwill	(86,000)	112,000
Effect of foreign currency translation on intangible assets	$ (120,000)	$ 199,000	$ 0